Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
23.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

	2024		2025
Securities sold:
Stocks	~~W~~	640	11,360
Bonds		354,084	779,056
Others		3,117	—

		357,841	790,416
Gold/silver deposits		597,058	1,522,071

	~~W~~	954,899	2,312,487